Note 1 - The Company and Description of Business (Details Textual)	Aug. 16, 2023 shares	Sep. 30, 2023 shares
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		495,995
Merger Agreement [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,314,033
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0.1151
Reverse Stock Split [Member ]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.5